CASH GENERATED FROM OPERATIONS	12 Months Ended
Jun. 30, 2021
Cash generated from operations [abstract]
Cash generated from operations
14

CASH GENERATED

FROM OPERATIONS
Amounts in R million Note 2021 2020 2019
Profit for the year 1,439.9 635.0 78.5
Adjusted for
Income tax 18.1 523.7 343.9 26.6
Depreciation

9 252.5 270.8 169.1
Movement in gold in process and finished inventories - Gold Bullion 5.1 25.6 (3.1) (32.6)
Change in estimate of environmental rehabilitation 11 (12.4) (21.9) (60.0)
Environmental rehabilitation payments 11 (5.8) (8.1) (10.9)
Share-based payment (benefit)/expense 5.3 (28.3) 224.1 21.4
Gain on disposal of property, plant and equipment 5.2 (0.1) (0.7) (5.8)
Finance income 6 (216.2) (109.8) (58.3)
Finance expense 7 69.5 68.8 78.4
Other non-cash items (2.5) 2.6 1.8
Operating cash flows before other changes 2,045.9 1,401.6 208.2
Changes in (194.9) (92.0) 73.8
Trade and other receivables 6.9 (79.0) 22.5
Consumable stores and stockpiles (44.7) (26.4) (24.8)
Payments made under protest 24 (8.1) (10.6) (11.7)
Trade and other payables and employee benefits (149.0)

1
24.0

1
87.8

1
Cash generated from operations 1,851.0 1,309.6 282.0

1
Includes settlement of cash-settled long-term incentives

of R
183.3

million (2020: R
41.5

million, 2019: R
15.5

million)